Shareholder Report	6 Months Ended	62 Months Ended
	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tributary Funds, Inc.
Entity Central Index Key	0000932381
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000063510
Shareholder Report [Line Items]
Fund Name	Tributary Balanced Fund
Class Name	Institutional
Trading Symbol	FOBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tributary Balanced Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Tributary Balanced Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at www.tributaryfunds.com/resources/. You can also request this information by contacting us at (800) 662-4203.

Additional Information Phone Number	(800) 662-4203
Additional Information Website	www.tributaryfunds.com/resources/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$48	0.94%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Institutional Class	23.62%	9.55%	8.15%
Russell 3000 Index	35.19%	15.26%	12.83%
Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index	9.45%	1.26%	1.96%
Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index)	24.43%	9.83%	8.65%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]	The Fund retained the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) as a secondary benchmark index
AssetsNet	$ 84,764,683	$ 84,764,683	$ 84,764,683
Holdings Count | Holding	211	211	211
Advisory Fees Paid, Amount	$ 449,227
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$84,764,683
# of Portfolio Holdings	211
Portfolio Turnover Rate	10%
Investment Advisory Fees (Net of fees waived)	$449,227

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Information Technology	20.4%
Government Securities	13.4%
Financials	12.6%
Consumer Discretionary	8.2%
Industrials	7.7%
Health Care	7.1%
Asset Backed Securities	6.3%
Communication Services	6.1%
Consumer Staples	3.8%
Non-Agency Commercial Mortgage Backed Securities	2.8%
Short-Term Investments	2.6%
Energy	2.4%
Materials	1.8%
Real Estate	1.7%
Utilities	1.6%
Non-Agency Residential Mortgage Backed Securities	1.0%
U.S. Government Mortgage Backed Securities	0.5%

Largest Holdings [Text Block]

Top Ten Holdings

(% of net assets)

Apple, Inc.	4.58%
Microsoft Corp.	4.37%
NVIDIA Corp.	4.05%
U.S. Treasury Note/Bond	3.83%
U.S. Treasury Note/Bond	3.65%
U.S. Treasury Note	2.68%
Alphabet, Inc., Class C	2.52%
Amazon.com, Inc.	2.40%
Meta Platforms, Inc., Class A	1.87%

* excluding cash equivalents

C000091256
Shareholder Report [Line Items]
Fund Name	Tributary Balanced Fund
Class Name	Institutional Plus
Trading Symbol	FOBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tributary Balanced Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Tributary Balanced Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at www.tributaryfunds.com/resources/. You can also request this information by contacting us at (800) 662-4203.

Additional Information Phone Number	(800) 662-4203
Additional Information Website	www.tributaryfunds.com/resources/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus	$40	0.76%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Institutional Plus Class	23.83%	9.74%	8.35%
Russell 3000 Index	35.19%	15.26%	12.83%
Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index	9.45%	1.26%	1.96%
Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index)	24.43%	9.83%	8.65%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]	The Fund retained the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) as a secondary benchmark index
AssetsNet	$ 84,764,683	$ 84,764,683	$ 84,764,683
Holdings Count | Holding	211	211	211
Advisory Fees Paid, Amount	$ 449,227
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$84,764,683
# of Portfolio Holdings	211
Portfolio Turnover Rate	10%
Investment Advisory Fees (Net of fees waived)	$449,227

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Information Technology	20.4%
Government Securities	13.4%
Financials	12.6%
Consumer Discretionary	8.2%
Industrials	7.7%
Health Care	7.1%
Asset Backed Securities	6.3%
Communication Services	6.1%
Consumer Staples	3.8%
Non-Agency Commercial Mortgage Backed Securities	2.8%
Short-Term Investments	2.6%
Energy	2.4%
Materials	1.8%
Real Estate	1.7%
Utilities	1.6%
Non-Agency Residential Mortgage Backed Securities	1.0%
U.S. Government Mortgage Backed Securities	0.5%

Largest Holdings [Text Block]

Top Ten Holdings

(% of net assets)

Apple, Inc.	4.58%
Microsoft Corp.	4.37%
NVIDIA Corp.	4.05%
U.S. Treasury Note/Bond	3.83%
U.S. Treasury Note/Bond	3.65%
U.S. Treasury Note	2.68%
Alphabet, Inc., Class C	2.52%
Amazon.com, Inc.	2.40%
Meta Platforms, Inc., Class A	1.87%

* excluding cash equivalents

C000063509
Shareholder Report [Line Items]
Fund Name	Tributary Income Fund
Class Name	Institutional
Trading Symbol	FOINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tributary Income Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Tributary Income Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at www.tributaryfunds.com/resources/. You can also request this information by contacting us at (800) 662-4203.

Additional Information Phone Number	(800) 662-4203
Additional Information Website	www.tributaryfunds.com/resources/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Institutional Class	11.96%	0.34%	1.87%
Bloomberg Barclays U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 175,004,121	$ 175,004,121	$ 175,004,121
Holdings Count | Holding	201	201	201
Advisory Fees Paid, Amount	$ 819,318
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$175,004,121
# of Portfolio Holdings	201
Portfolio Turnover Rate	8%
Investment Advisory Fees (Net of fees waived)	$819,318

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
U.S. Government Mortgage Backed Securities	29.5%
Corporate Bonds	26.5%
U.S. Treasury Securities	23.9%
Asset Backed Securities	7.5%
Non-Agency Residential Mortgage Backed Securities	7.5%
Non-Agency Commercial Mortgage Backed Securities	3.7%
Municipals	0.8%
Short-Term Investments	0.6%

Largest Holdings [Text Block]

Top Ten Holdings

(% of net assets)

U.S. Treasury Note/Bond	8.35%
U.S. Treasury Bond	5.24%
U.S. Treasury Note/Bond	3.84%
U.S. Treasury Note/Bond	3.42%
U.S. Treasury Note/Bond	1.97%
Federal Home Loan Mortgage Corp.	1.54%
Federal National Mortgage Association	1.47%
Federal Home Loan Mortgage Corp.	1.11%
Federal National Mortgage Association	1.10%
Federal National Mortgage Association	1.10%

* excluding cash equivalents

C000091255
Shareholder Report [Line Items]
Fund Name	Tributary Income Fund
Class Name	Institutional Plus
Trading Symbol	FOIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tributary Income Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Tributary Income Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at www.tributaryfunds.com/resources/. You can also request this information by contacting us at (800) 662-4203.

Additional Information Phone Number	(800) 662-4203
Additional Information Website	www.tributaryfunds.com/resources/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Institutional Plus Class	12.13%	0.49%	2.02%
Bloomberg Barclays U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 175,004,121	$ 175,004,121	$ 175,004,121
Holdings Count | Holding	201	201	201
Advisory Fees Paid, Amount	$ 819,318
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$175,004,121
# of Portfolio Holdings	201
Portfolio Turnover Rate	8%
Investment Advisory Fees (Net of fees waived)	$819,318

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
U.S. Government Mortgage Backed Securities	29.5%
Corporate Bonds	26.5%
U.S. Treasury Securities	23.9%
Asset Backed Securities	7.5%
Non-Agency Residential Mortgage Backed Securities	7.5%
Non-Agency Commercial Mortgage Backed Securities	3.7%
Municipals	0.8%
Short-Term Investments	0.6%

Largest Holdings [Text Block]

Top Ten Holdings

(% of net assets)

U.S. Treasury Note/Bond	8.35%
U.S. Treasury Bond	5.24%
U.S. Treasury Note/Bond	3.84%
U.S. Treasury Note/Bond	3.42%
U.S. Treasury Note/Bond	1.97%
Federal Home Loan Mortgage Corp.	1.54%
Federal National Mortgage Association	1.47%
Federal Home Loan Mortgage Corp.	1.11%
Federal National Mortgage Association	1.10%
Federal National Mortgage Association	1.10%

* excluding cash equivalents

C000164428
Shareholder Report [Line Items]
Fund Name	Tributary Nebraska Tax-Free Fund
Class Name	Institutional Plus
Trading Symbol	FONPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tributary Nebraska Tax-Free Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Tributary Nebraska Tax-Free Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at www.tributaryfunds.com/resources/. You can also request this information by contacting us at (800) 662-4203.

Additional Information Phone Number	(800) 662-4203
Additional Information Website	www.tributaryfunds.com/resources/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Institutional Plus Class	8.66%	0.90%	1.80%
Bloomberg Barclays Municipal Bond Index	10.37%	1.39%	2.52%
Bloomberg Barclays 1-15 Year Municipal Blend Index (1-17)	8.47%	1.46%	2.24%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]	The Fund retained the Bloomberg Barclays 1-15 Year Municipal Blend Index as a secondary benchmark index
AssetsNet	$ 54,010,440	$ 54,010,440	$ 54,010,440
Holdings Count | Holding	169	169	169
Advisory Fees Paid, Amount	$ 190,689
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$54,010,440
# of Portfolio Holdings	169
Portfolio Turnover Rate	9%
Investment Advisory Fees (Net of fees waived)	$190,689

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Municipals	96.3%
U.S. Government Mortgage Backed Securities	2.3%
Short-Term Investments	1.4%

Largest Holdings [Text Block]

Top Ten Holdings

(% of net assets)

Douglas County Hospital Authority No. 2	2.15%
Omaha Public Power District	1.85%
Loup River Public Power District	1.81%
Omaha School District	1.47%
Papillion-La Vista School District No. 27	1.45%
Douglas County School District No. 59	1.39%
Gretna Public Schools	1.34%
Village of Boys Town NE	1.31%
Douglas County School District No. 59	1.30%

* excluding cash equivalents

C000063508
Shareholder Report [Line Items]
Fund Name	Tributary Short-Intermediate Bond Fund
Class Name	Institutional
Trading Symbol	FOSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tributary Short-Intermediate Bond Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Tributary Short-Intermediate Bond Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at www.tributaryfunds.com/resources/. You can also request this information by contacting us at (800) 662-4203.

Additional Information Phone Number	(800) 662-4203
Additional Information Website	www.tributaryfunds.com/resources/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Institutional Class	7.95%	1.84%	1.86%
Bloomberg Barclays U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg Barclays 1-3 Year US Government/Credit Index	7.19%	1.70%	1.64%
Bloomberg Barclays U.S. Government/Credit 1-5 Year Index	8.10%	1.54%	1.77%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]	The Fund retained the Bloomberg Barclays 1-3 Year US Government/Credit Index as a secondary benchmark index
AssetsNet	$ 222,695,353	$ 222,695,353	$ 222,695,353
Holdings Count | Holding	215	215	215
Advisory Fees Paid, Amount	$ 865,660
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$222,695,353
# of Portfolio Holdings	215
Portfolio Turnover Rate	21%
Investment Advisory Fees (Net of fees waived)	$865,660

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Asset Backed Securities	30.0%
Corporate Bonds	29.4%
U.S. Treasury Securities	22.0%
Non-Agency Commercial Mortgage Backed Securities	10.7%
Non-Agency Residential Mortgage Backed Securities	4.7%
U.S. Government Mortgage Backed Securities	1.8%
Municipals	0.9%
Short-Term Investments	0.3%
Preferred Stocks	0.2%

Largest Holdings [Text Block]

Top Ten Holdings

(% of net assets)

U.S. Treasury Note	10.24%
U.S. Treasury Note/Bond	5.64%
U.S. Treasury Note	3.23%
U.S. Treasury Note/Bond	2.54%
DLLAD, LLC	1.08%
Wells Fargo & Co.	1.02%
Bank of America Corp.	1.02%
Morgan Stanley	1.01%
Goldman Sachs Group, Inc.	1.00%
AT&T, Inc.	1.00%

* excluding cash equivalents

C000091254
Shareholder Report [Line Items]
Fund Name	Tributary Short-Intermediate Bond Fund
Class Name	Institutional Plus
Trading Symbol	FOSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tributary Short-Intermediate Bond Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Tributary Short-Intermediate Bond Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at www.tributaryfunds.com/resources/. You can also request this information by contacting us at (800) 662-4203.

Additional Information Phone Number	(800) 662-4203
Additional Information Website	www.tributaryfunds.com/resources/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Institutional Plus Class	8.28%	2.02%	2.06%
Bloomberg Barclays U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg Barclays 1-3 Year US Government/Credit Index	7.19%	1.70%	1.64%
Bloomberg Barclays U.S. Government/Credit 1-5 Year Index	8.10%	1.54%	1.77%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]	The Fund retained the Bloomberg Barclays 1-3 Year US Government/Credit Index as a secondary benchmark index
AssetsNet	$ 222,695,353	$ 222,695,353	$ 222,695,353
Holdings Count | Holding	215	215	215
Advisory Fees Paid, Amount	$ 865,660
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$222,695,353
# of Portfolio Holdings	215
Portfolio Turnover Rate	21%
Investment Advisory Fees (Net of fees waived)	$865,660

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Asset Backed Securities	30.0%
Corporate Bonds	29.4%
U.S. Treasury Securities	22.0%
Non-Agency Commercial Mortgage Backed Securities	10.7%
Non-Agency Residential Mortgage Backed Securities	4.7%
U.S. Government Mortgage Backed Securities	1.8%
Municipals	0.9%
Short-Term Investments	0.3%
Preferred Stocks	0.2%

Largest Holdings [Text Block]

Top Ten Holdings

(% of net assets)

U.S. Treasury Note	10.24%
U.S. Treasury Note/Bond	5.64%
U.S. Treasury Note	3.23%
U.S. Treasury Note/Bond	2.54%
DLLAD, LLC	1.08%
Wells Fargo & Co.	1.02%
Bank of America Corp.	1.02%
Morgan Stanley	1.01%
Goldman Sachs Group, Inc.	1.00%
AT&T, Inc.	1.00%

* excluding cash equivalents

C000063513
Shareholder Report [Line Items]
Fund Name	Tributary Small Company Fund
Class Name	Institutional
Trading Symbol	FOSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tributary Small Company Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Tributary Small Company Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at www.tributaryfunds.com/resources/. You can also request this information by contacting us at (800) 662-4203.

Additional Information Phone Number	(800) 662-4203
Additional Information Website	www.tributaryfunds.com/resources/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$61	1.17%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.17%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Institutional Class	25.68%	9.95%	9.38%
Russell 2000® Index	26.76%	9.39%	8.78%
Russell 2000® Value Index	25.88%	9.29%	8.22%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 795,269,291	$ 795,269,291	$ 795,269,291
Holdings Count | Holding	61	61	61
Advisory Fees Paid, Amount	$ 3,566,168
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$795,269,291
# of Portfolio Holdings	61
Portfolio Turnover Rate	13%
Investment Advisory Fees (Net of fees waived)	$3,566,168

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Industrials	21.9%
Financials	17.5%
Consumer Discretionary	14.0%
Information Technology	13.4%
Health Care	10.0%
Real Estate	6.3%
Energy	5.6%
Materials	3.2%
Utilities	2.9%
Short-Term Investments	3.2%
Exchange Traded Fund	2.0%

Largest Holdings [Text Block]

Top Ten Holdings

(% of net assets)

Boot Barn Holdings, Inc.	2.91%
Integer Holdings Corp.	2.90%
CSW Industrials, Inc.	2.78%
ICF International, Inc.	2.46%
Patrick Industries, Inc.	2.33%
Enpro, Inc.	2.33%
Moelis & Co., Class A	2.32%
Selective Insurance Group, Inc.	2.28%
Addus HomeCare Corp.	2.20%

* excluding cash equivalents

C000091259
Shareholder Report [Line Items]
Fund Name	Tributary Small Company Fund
Class Name	Institutional Plus
Trading Symbol	FOSBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tributary Small Company Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Tributary Small Company Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at www.tributaryfunds.com/resources/. You can also request this information by contacting us at (800) 662-4203.

Additional Information Phone Number	(800) 662-4203
Additional Information Website	www.tributaryfunds.com/resources/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus	$50	0.95%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Institutional Plus Class	25.92%	10.20%	9.61%
Russell 2000® Index	26.76%	9.39%	8.78%
Russell 2000® Value Index	25.88%	9.29%	8.22%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 795,269,291	$ 795,269,291	$ 795,269,291
Holdings Count | Holding	61	61	61
Advisory Fees Paid, Amount	$ 3,566,168
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$795,269,291
# of Portfolio Holdings	61
Portfolio Turnover Rate	13%
Investment Advisory Fees (Net of fees waived)	$3,566,168

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Industrials	21.9%
Financials	17.5%
Consumer Discretionary	14.0%
Information Technology	13.4%
Health Care	10.0%
Real Estate	6.3%
Energy	5.6%
Materials	3.2%
Utilities	2.9%
Short-Term Investments	3.2%
Exchange Traded Fund	2.0%

Largest Holdings [Text Block]

Top Ten Holdings

(% of net assets)

Boot Barn Holdings, Inc.	2.91%
Integer Holdings Corp.	2.90%
CSW Industrials, Inc.	2.78%
ICF International, Inc.	2.46%
Patrick Industries, Inc.	2.33%
Enpro, Inc.	2.33%
Moelis & Co., Class A	2.32%
Selective Insurance Group, Inc.	2.28%
Addus HomeCare Corp.	2.20%

* excluding cash equivalents

C000195178
Shareholder Report [Line Items]
Fund Name	Tributary Small/Mid Cap Fund
Class Name	Institutional
Trading Symbol	FSMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tributary Small/Mid Cap Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Tributary Small/Mid Cap Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at www.tributaryfunds.com/resources/. You can also request this information by contacting us at (800) 662-4203.

Additional Information Phone Number	(800) 662-4203
Additional Information Website	www.tributaryfunds.com/resources/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$48	0.93%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	One Year	Five Year	Since Inception 08/2/19
Institutional Class	25.78%	12.17%	12.54%
Russell 2500 Index	26.17%	10.43%	10.13%
Russell 2500 Value Index	26.59%	9.99%	10.14%

Performance Inception Date			Aug. 02, 2019
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 14,492,867	$ 14,492,867	$ 14,492,867
Holdings Count | Holding	57	57	57
Advisory Fees Paid, Amount	$ 111,033
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$14,492,867
# of Portfolio Holdings	57
Portfolio Turnover Rate	9%
Investment Advisory Fees (Net of fees waived)	$111,033

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Industrials	23.4%
Financials	16.4%
Information Technology	14.4%
Consumer Discretionary	14.0%
Health Care	9.7%
Real Estate	6.3%
Energy	4.8%
Materials	3.6%
Consumer Staples	3.3%
Utilities	2.0%
Communication Services	1.2%
Short-Term Investments	0.9%

Largest Holdings [Text Block]

Top Ten Holdings

(% of net assets)

Burlington Stores, Inc.	3.13%
Tractor Supply Co.	2.93%
Tetra Tech, Inc.	2.82%
Stifel Financial Corp.	2.82%
Ollie's Bargain Outlet Holdings, Inc.	2.50%
Revvity, Inc.	2.46%
ICF International, Inc.	2.45%
Carlisle Cos., Inc.	2.43%
Littelfuse, Inc.	2.29%
Jones Lang LaSalle, Inc.	2.20%

* excluding cash equivalents

C000195179
Shareholder Report [Line Items]
Fund Name	Tributary Small/Mid Cap Fund
Class Name	Institutional Plus
Trading Symbol	FSMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tributary Small/Mid Cap Fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Tributary Small/Mid Cap Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at www.tributaryfunds.com/resources/. You can also request this information by contacting us at (800) 662-4203.

Additional Information Phone Number	(800) 662-4203
Additional Information Website	www.tributaryfunds.com/resources/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	One Year	Five Year	Since Inception 08/1/19
Institutional Plus Class	25.84%	12.30%	12.68%
Russell 2500 Index	26.17%	10.43%	9.91%
Russell 2500 Value Index	26.59%	9.99%	9.96%

Performance Inception Date		Aug. 01, 2019
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 14,492,867	$ 14,492,867	$ 14,492,867
Holdings Count | Holding	57	57	57
Advisory Fees Paid, Amount	$ 111,033
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$14,492,867
# of Portfolio Holdings	57
Portfolio Turnover Rate	9%
Investment Advisory Fees (Net of fees waived)	$111,033

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Industrials	23.4%
Financials	16.4%
Information Technology	14.4%
Consumer Discretionary	14.0%
Health Care	9.7%
Real Estate	6.3%
Energy	4.8%
Materials	3.6%
Consumer Staples	3.3%
Utilities	2.0%
Communication Services	1.2%
Short-Term Investments	0.9%

Largest Holdings [Text Block]

Top Ten Holdings

(% of net assets)

Burlington Stores, Inc.	3.13%
Tractor Supply Co.	2.93%
Tetra Tech, Inc.	2.82%
Stifel Financial Corp.	2.82%
Ollie's Bargain Outlet Holdings, Inc.	2.50%
Revvity, Inc.	2.46%
ICF International, Inc.	2.45%
Carlisle Cos., Inc.	2.43%
Littelfuse, Inc.	2.29%
Jones Lang LaSalle, Inc.	2.20%

* excluding cash equivalents